Equity - Schedule of Common Shares (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Before Stock Split [Member]
Schedule of Common Shares [Line Items]
The total number of shares of common shares issued	$ 64,330,839	$ 1,160,872
Employee Incentive Plan (Before Stock Split) [Member]
Schedule of Common Shares [Line Items]
The total number of shares of common shares issued	115,666,652	666,652
Net Reverse Stock Split [Member]
Schedule of Common Shares [Line Items]
The total number of shares of common shares issued	$ 179,997,491	$ 1,827,524